NET (LOSS) / INCOME PER SHARE (Tables)	12 Months Ended
Feb. 28, 2026
NET (LOSS) / INCOME PER SHARE
Schedule of net (loss) / income per share

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2024	2025	2026
Numerator:
Net (loss) / income attributable to TAL Education Group’s shareholders	—	—	—
Basic and diluted	$(3,573)	$84,591	$530,751

Denominator:
Weighted average shares outstanding - basic	203,304,744	201,963,823	190,420,468
Effect of dilutive securities:
Dilutive effect of non-vested shares and options (i)	—	3,258,930	2,504,825
Weighted average shares outstanding - diluted	203,304,744	205,222,753	192,925,293

Net (loss) / income per common share attributable to TAL Education Group’s shareholders-basic (ii)	$(0.02)	$0.42	$2.79
Net (loss) / income per common share attributable to TAL Education Group’s shareholders-diluted	$(0.02)	$0.41	$2.75
(i)	For the year ended February 29, 2024, 7,171,273 potential shares outstanding due to non-vested shares and share options were excluded from the calculation due to their anti-dilutive effect resulted from net loss reported in fiscal year 2024. For the years ended February 28, 2025 and 2026, 1,085,757 and 571,781 non-vested shares and share options were excluded from the calculation, respectively, as their effect were anti-dilutive.
(ii)	The Company’s common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present net (loss) / income per share for each separate class.